Organization and Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary Sale Of Stock [Line Items]
Issuance of Series C redeemable convertible preferred stock, net of issuance costs, shares		12,020,000
Common stock warrants exercise price per share		$ 11.50
Proceeds from divestiture of businesses		$ 50,000
Net loss		(54,648)	$ (32,716)
Net cash used in Operation		48,813	29,099
Accumulated deficit		(142,649)	$ (88,001)
Cash, cash equivalents and marketable securities		123,800
Surrozen Inc
Subsidiary Sale Of Stock [Line Items]
Proceeds From business combination		$ 128,800
Surrozen Inc | Private Placement
Subsidiary Sale Of Stock [Line Items]
Common stock warrants exercise price per share	$ 11.50
Surrozen Inc | Unit | Private Placement
Subsidiary Sale Of Stock [Line Items]
Description of stock issuance after business combination	purchased an aggregate of 12,020,000 units for a purchase price of $10.00 per unit through a private investment in public entity financing, or PIPE Financing. Each unit consists of one share of the Company’s common stock and one-third of one redeemable warrant for one share of the Company’s common stock exercisable at $11.50 per share.
Issuance of Series C redeemable convertible preferred stock, net of issuance costs, shares	12,020,000
Shares issued, price per share	$ 10.00